Document and Entity Information	9 Months Ended
Apr. 30, 2016
Document And Entity Information
Entity Registrant Name	ARISTOCRAT GROUP CORP.
Entity Central Index Key	0001527027
Document Type	POS AM
Trading Symbol	ASCC
Document Period End Date	Apr. 30, 2016
Amendment Flag	true
Amendment Description

Explanatory Note

The registrant previously filed with the Securities and Exchange Commission (the “SEC”) a registration statement on Form S-1 (File No. 333-209326) to register shares of the registrant’s common stock for resale by the selling stockholder named herein. The registration statement was declared effective by the SEC on February 09, 2016. This Post-Effective Amendment No. 1 to Form S-1 is being filed to update the prospectus contained in the registration statement.

This Amendment is also being filed to disclose the role K.M. Delaney & Associates, LLC (now known as Argyle Corporate Services, LLC) and Kathleen M. Delaney, individually, in relation to the registrant. All applicable registration fees were paid by the registrant in connection with the initial filing of the registration statement.

No additional securities are being registered under this Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement. Accordingly, we hereby amend the Registration Statement by filing this Amendment, to the registration statement which relates to the registration of up to 590,000 shares of common stock.

Entity Filer Category	Smaller Reporting Company